Per Share Amounts - Additional Information (Detail) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Line Items]
Dividends paid on common shares	CAD 225	CAD 166	CAD 710
Dividends paid in cash	CAD 225	CAD 166	CAD 528
Dividend paid per share	CAD 0.20	CAD 0.20	CAD 0.8524
Dividend declared but not paid	CAD 0.05
NSRs [Member]
Earnings Per Share [Line Items]
Options excluded from diluted weighted average number of shares	43	42
TSARs [Member]
Earnings Per Share [Line Items]
Options excluded from diluted weighted average number of shares	81	3